North Square Multi Strategy Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE TRADED FUNDS (ETFs) - 32.3%
8,600	Invesco® S&P 500® GARP ETF	$747,942
13,700	iShares® Core S&P 500® ETF	5,452,189
12,200	Vanguard® Dividend Appreciation ETF	1,854,156
4,800	Vanguard® Growth ETF	1,113,072
29,685	Vanguard® Value ETF	4,144,323
	TOTAL ETFs
	(Cost $14,531,401)	13,311,682

	MUTUAL FUNDS - 66.4%
164,863	North Square Advisory Research Small Cap Growth Fund - Class I1	1,787,885
257,007	North Square Advisory Research Small Cap Value Fund - Class I1	2,631,494
483,150	North Square Altrinsic International Equity Fund - Class I1	4,796,233
739,006	North Square Dynamic Small Cap Fund - Class I1	8,713,398
165,302	North Square McKee Bond Fund - Class R6[1]	1,430,212
385,196	North Square Preferred and Income Securities Fund - Class I1	7,226,892
89,943	North Square Strategic Income Fund - Class I1	796,215
	TOTAL MUTUAL FUNDS
	(Cost $26,479,680)	27,382,329

	SHORT-TERM INVESTMENT - 1.8%
739,675	First American Treasury Obligations Fund - Class X, 4.48%[2]	739,675
	TOTAL SHORT-TERM INVESTMENT
	(Cost $739,675)	739,675

	TOTAL INVESTMENTS - 100.5%
	(Cost $41,750,756)	41,433,686
	Liabilities in Excess of Other Assets - (0.5)%	(200,962)
	TOTAL NET ASSETS - 100.0%	$41,232,724

[1]	Affiliated Company. See Affiliates Table in Notes to Schedule of Investments.
[2]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

North Square Multi Strategy Fund
SUMMARY OF INVESTMENTS
As of February 28, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
ETFs	32.3%
Mutual Funds	66.4%
Short-Term Investment	1.8%
Total Investments	100.5%
Liabilities in Excess of Other Assets	(0.5)%
Total Net Assets	100.0%

North Square Multi Strategy Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of February 28, 2023 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2023 in valuing the Fund’s assets carried at fair value:

		Level 1	Level 2*	Level 3**	Total
	Investments
	ETFs	$13,311,682	$-	$-	$13,311,682
	Mutual Funds	27,382,329	-	-	$27,382,329
	Short-Term Investment	739,675	-	-	$739,675
	Total Investments	$41,433,686	$-	$-	$41,433,686

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

North Square Multi Strategy Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of February 28, 2023 (Unaudited)

Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a North Square Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of February 28, 2023 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

					Change in
	Value,			Net	Unrealized	Value,		Capital
	Beginning		Sales	Realized	Appreciation	End	Dividend	Gain
	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Income	Distributions

North Square Advisory Research Small Cap Growth Fund - Class I*	$2,046,022	$233,976	$(250,000)	24,117	$(266,230)	$1,787,885	$233,976	$-
North Square Advisory Research Small Cap Value Fund - Class I*	2,559,638	156,982	-	-	(85,125)	2,631,494	156,982	-
North Square Altrinsic International Equity Fund - Class I	3,775,913	1,054,852	-	-	(34,532)	4,796,233	54,852	-
North Square Dynamic Small Cap Fund - Class I	8,739,379	18,126	(600,000)	(35,260)	591,153	8,713,398	18,126	-
North Square McKee Bond Fund - Class R6**	1,389,777	246,329	(145,000)	(12,554)	(48,340)	1,430,212	30,449	-
North Square Preferred and Income Securities Fund - Class I*	9,021,722	1,197,060	(2,150,000)	502,722	(1,344,612)	7,226,892	1,234,180	-
North Square Strategic Income Fund - Class I	1,076,918	22,033	(275,000)	2,046	(29,783)	796,215	24,570	-
	$28,609,370	$2,929,358	$(3,420,000)	$481,071	$(1,217,469)	$27,382,329	$1,753,135	$-

	Shares,			Shares,
	Beginning			End
`	of Period	Purchases	Sales	of Period

North Square Advisory Research Small Cap Growth Fund - Class I*	161,456	23,574	(20,168)	164,863
North Square Advisory Research Small Cap Value Fund - Class I*	240,263	16,744	-	257,007
North Square Altrinsic International Equity Fund - Class I	379,744	103,406	-	483,150
North Square Dynamic Small Cap Fund - Class I	788,212	1,696	(50,902)	739,006
North Square McKee Bond Fund - Class R6**	152,154	28,957	(15,809)	165,302
North Square Preferred and Income Securities Fund - Class I*	430,479	64,927	(110,210)	385,196
North Square Strategic Income Fund - Class I	117,681	2,481	(30,218)	89,943
				2,284,467